Note 22 - Changes in Equity - Diluted Earnings (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Weighted average number of shares at December 31 (i) (in shares)	[1]	15,733.1	15,727.5	15,718.1
Effect of shares options (in shares)		134.5	141.5	138.3
Weighted average number of shares (diluted) at December 31 (in shares)		15,867.6	15,869.0	15,856.4

[1]	Not including treasury shares.